Borrowings - Schedule of Reconciles the Carrying Value of Convertible Senior Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
August 2024 convertible senior notes [Member]
Schedule of Reconciles the Carrying Value of Convertible Senior Notes [Line Items]
Proceeds from issuance of convertible notes		$ 172,500
Less: transaction costs		(6,204)
Less: fair value of embedded derivative (see Note 20)		(112,205)
Carrying value of convertible notes at inception		54,091
Amortized debt discount	$ 2,627	2,902
Debt extinguishment	(32,347)	(24,490)
Balance	2,783	32,503
November 2024 convertible senior notes [Member]
Schedule of Reconciles the Carrying Value of Convertible Senior Notes [Line Items]
Proceeds from issuance of convertible notes		400,000
Less: transaction costs		(13,214)
Less: fair value of embedded derivative (see Note 20)		(228,298)
Carrying value of convertible notes at inception		158,488
Amortized debt discount	12,239	2,229
Balance	172,956	$ 160,717
June 2025 convertible senior notes [Member]
Schedule of Reconciles the Carrying Value of Convertible Senior Notes [Line Items]
Proceeds from issuance of convertible notes	375,000
Less: transaction costs	(11,403)
Less: fair value of embedded derivative (see Note 20)	(212,026)
Carrying value of convertible notes at inception	151,571
Amortized debt discount	376
Balance	$ 151,947